SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total	$ 751,071	$ 741,478	$ 730,031
Less: Accumulated depreciation	(460,923)	(382,066)	(332,697)
Property and equipment, net	290,148	359,412	397,334
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total	295,502	292,259	288,604
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	64,263	63,557	62,762
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	22,304	21,882	21,606
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total	106,080	103,747	101,629
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	256,548
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total		253,729	250,556
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Total	$ 6,374	$ 6,304	$ 4,874